Subsequent Events (Details) - Schedule of allocation of estimated fair values of net assets acquired and liabilities (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations [Member]
Subsequent Events (Details) - Schedule of allocation of estimated fair values of net assets acquired and liabilities (Parentheticals) [Line Items]
Acquisition net of cash	$ 1,126,777